Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of our other financial instruments, excluding debt discounts, debt premiums and deferred finance charges, were as follows:

		June 30, 2026		December 31, 2025
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Short-term debt:
2028 Notes and 2030 Notes (1)	2	—	—	144.7	143.6
Long-term debt:
2028 Notes and 2030 Notes (1)	2	—	—	1,840.3	1,827.0
2032 Notes and 2034 Notes (1)	2	1,957.7	2,035.0	—	—
Convertible Bonds due 2028	2	44.9	44.2	247.0	239.4
Convertible Notes (1)	2	272.1	300.0	—	—
Seller’s Credit (2)	3	150.0	150.0	—	—
(1) The fair value of these instruments is based on observable market-based inputs.
(2) The Seller’s Credit is related to the acquisition of rigs from Noble. The fair value of this instrument is based on unobservable inputs.